Further Detail of Profit or Loss (Details) - Schedule of further detail of profit or loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
A. Research and development expenses, net
Payroll		$ 35,638	$ 14,604	$ 4,849
Share-based payment expenses		17,424	14,238	1,682
Materials		6,881	2,764	940
Subcontractors		10,344	2,864	258
Patent registration		506	441	160
Depreciation		3,038	5,697	1,588
Rental fees and maintenance		642	559	173
Other		1,290	637	249
Research and development expenses, gross		75,763	41,804	9,899
Less – government grants			(118)	(21)
Research and development expenses, net		75,763	41,686	9,878
B. Sales and marketing expenses
Payroll		20,057	8,283	3,336
Share-based payment expenses		8,616	8,569	1,990
Marketing, advertising and commissions		5,057	4,053	577
Rental fees and maintenance		392	365	201
Travel abroad		2,567	749	235
Depreciation		1,502	318	223
Other		642	376	35
Sales and marketing expenses		38,833	22,713	6,597
C. General and administrative expenses
Payroll		9,321	2,880	1,377
Share-based payment expenses		4,940	6,974	16,837
Fees		17	33	22
Professional services		9,701	6,993	1,064
Office expenses		2,704	1,065	386
Travel abroad		743	461	44
Depreciation		563	210	76
Rental fees and maintenance		286	97	46
Other		2,182	931	435
General and administrative expenses		30,457	19,644	20,287
D. Finance income
Revaluation of liability in respect of government grants			25	75
Exchange rate differences			3,444	123
Revaluation of liabilities	[1]	4,516	10,608
Bank interest		18,449	3,832	248
Finance income		22,965	17,909	446
Finance expense
Exchange rate differences		16,135
Bank and institutions fees		148	70	28
Finance expense in respect of lease liability		180	237	390
Revaluation of financial assets at FV through profit and loss	[2]	62,791
Revaluation of financial liabilities	[1]			12,825
Revaluation of liability in respect of government grants		217	121
Finance expense		$ 79,471	$ 428	$ 13,243

[1]	See Note 20 regarding financing transactions that included issuance of financial instruments accounted at fair value through profit and loss.
[2]	See note 20(F) regarding investment in securities measured at fair value through profit and loss.